Prospectus Supplement	March 17, 2026

Balanced Fund
ETAMX	Class A Shares	ETCMX	Class C Shares
ETNMX	Class N Shares	ETIMX	Class I Shares

(the “Fund”)

This information supplements certain information contained in the Prospectus for the Fund, dated November 1, 2025, and should be read in conjunction with such Prospectus.

Effective April 1, 2026, Faina Rozental-Behrer, Portfolio Manager and Senior Research Analyst of Eventide Asset Management, LLC (the “Adviser”), serves as a Co-Portfolio Manager of the Fund. Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, continues to serve as the Lead Portfolio Manager of the Fund, and David M. Dirk, CFA, Director of Portfolio Management and Trading of Boyd Watterson Asset Management, LLC (the “Sub-Adviser”), continues to serve as a Portfolio Manager for those assets allocated to the Sub-Adviser. Accordingly, the following revisions to the Prospectus are effective April 1, 2026:

1.	The following information replaces the section in the Fund’s Prospectus entitled “FUND SUMMARY/ Eventide Balanced Fund – Portfolio Managers”:

Portfolio Managers. Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, Faina Rozental-Behrer, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund, and David M. Dirk, CFA, serves as a Portfolio Manager for those assets of the Balanced Fund allocated to Boyd Watterson, and are responsible for the day-to-day management of the Fund portfolio. Ms. Bamford is the Lead Portfolio Manager of the Fund. Ms. Bamford has served the Fund as a Lead Portfolio Manager since 2019, Mr. Dirk has served the Fund as a Portfolio Manager since the Fund commenced operations in 2015, and Ms. Rozental-Behrer has served the Fund as a Co-Portfolio Manager since 2026.

2.	The third paragraph under the heading “ADVISORY SERVICES OF THE FUNDS - Portfolio Managers” of the Fund’s Prospectus is amended as follows:

Dolores S. Bamford, CFA, and Faina Rozental-Behrer serve as Portfolio Managers of the Balanced Fund. David M. Dirk, CFA, serves as a Portfolio Manager for those assets of the Balanced Fund allocated to Boyd Watterson. Ms. Bamford is the Lead Portfolio Manager of the Fund.

EVENTIDE	1

3.	The following paragraph in the section of the Fund’s Prospectus entitled “ADVISORY SERVICES OF THE FUNDS - Portfolio Managers” is added as follows:

Faina Rozental-Behrer

Faina Rozental-Behrer serves as a Portfolio Manager and Senior Research Analyst for Eventide. She is primarily responsible for evaluating and monitoring new and existing investment opportunities in the portfolios. Prior to joining Eventide in 2019, while attending MIT, Faina served in roles at Goldman Sachs and the MIT Office of Sustainability. Prior to MIT, she managed social due diligence at Root Capital, an agricultural impact investor, and earlier was responsible for OECD research sales in North America. Ms. Rozental-Behrer has an MBA with certificates in finance and sustainability from the MIT Sloan School of Management and a B.A./M.A. in Economics from Boston University.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2025, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

EVENTIDE	2

Summary Prospectus Supplement	March 17, 2026

Balanced Fund
ETAMX	Class A Shares	ETCMX	Class C Shares
ETNMX	Class N Shares	ETIMX	Class I Shares

(the “Fund”)

This information supplements certain information contained in the Summary Prospectus for the Fund, dated November 1, 2025, and should be read in conjunction with such Summary Prospectus.

Effective April 1, 2026, Faina Rozental-Behrer, Portfolio Manager and Senior Research Analyst, of Eventide Asset Management, LLC (the “Adviser”), serves as a Co-Portfolio Manager of the Fund. Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, continues to serve as the Lead Portfolio Manager of the Fund and David M. Dirk, CFA, Director of Portfolio Management and Trading of the Sub-Adviser, continues to serve as a Portfolio Manager for those assets allocated to the Sub-Adviser. Accordingly, the Summary Prospectus is revised as follows, effective April 1, 2026:

The following information replaces the section in the Fund’s Summary Prospectus entitled “FUND SUMMARY/ Eventide Balanced Fund – Portfolio Managers”:

Portfolio Managers. Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, Faina Rozental-Behrer, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund, and David M. Dirk, CFA, serves as a Portfolio Manager for those assets of the Balanced Fund allocated to Boyd Watterson, and are responsible for the day-to-day management of the Fund portfolio. Ms. Bamford is the Lead Portfolio Manager of the Fund. Ms. Bamford has served the Fund as a Lead Portfolio Manager since 2019, Mr. Dirk has served the Fund as a Portfolio Manager since the Fund commenced operations in 2015, and Ms. Rozental-Behrer has served the Fund as a Co-Portfolio Manager since 2026.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2025, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

EVENTIDE	1

Statement of Additional Information Supplement	March 17, 2026

Balanced Fund
ETAMX	Class A Shares	ETCMX	Class C Shares
ETNMX	Class N Shares	ETIMX	Class I Shares

(the “Fund”)

This information supplements certain information contained in the Statement of Additional Information ("SAI") for the Fund, dated November 1, 2025, and should be read in conjunction with such SAI.

Effective April 1, 2026, Faina Rozental-Behrer, Portfolio Manager and Senior Research Analyst of Eventide Asset Management, LLC (the “Adviser”), serves as a Co-Portfolio Manager of the Fund. Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, continues to serve as the Lead Portfolio Manager of the Fund and David M. Dirk, CFA, Director of Portfolio Management and Trading of the Sub-Adviser, continues to serve as a Portfolio Manager for those assets allocated to the Sub-Adviser. Accordingly, the following revisions to the SAI are effective April 1, 2026:

1.	The third paragraph of the section of the Fund’s SAI entitled “ADVISER AND SUB-ADVISER - Portfolio Managers” is amended as follows:

Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, David M. Dirk, CFA, Director of Portfolio Management and Trading of Boyd Watterson, and Faina Rozental-Behrer, Portfolio Manager and Senior Research Analyst of the Adviser serve as the Portfolio Managers primarily responsible for the day-to-day management of the Balanced Fund. Ms. Bamford is the Lead Portfolio Manager of the Fund.

2.	The first table under the heading “ADVISER AND SUB-ADVISER—Portfolio Managers’ Other Accounts Managed—All Funds” is amended to include the following:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ms. Rozental-Behrer[2]	0	$0	0	$0	0	$0

2As of February 28, 2026.

EVENTIDE	1

Statement of Additional Information Supplement

1.	The second table under the heading “ADVISER AND SUB-ADVISER—Portfolio Managers’ Other Accounts Managed—All Funds” is amended to include the following:

Balanced Fund
Ms. Rozental-Behrer[1]	$50,001– $100,000

1As of February 28, 2026.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2025, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

EVENTIDE	2